9. Notes Payable: Schedule of Debt - Other (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Gross notes payable before discount	$ 2,097,515	$ 2,863,166
Discount on notes payable	(327,541)	(528,663)
Notes payable current and noncurrent	1,769,974	2,334,503
Current portion of notes payable	(1,028,166)	(1,278,585)
Notes payable, net of current portion	741,808	1,055,918
Note 1
Gross notes payable before discount	1,593,254	1,766,971
Note 2
Gross notes payable before discount	440,000
Note 3
Gross notes payable before discount	64,261	185,476
Note 4
Gross notes payable before discount		550,000
Note 5
Gross notes payable before discount		250,000
Note 6
Gross notes payable before discount		85,719
Note 7
Gross notes payable before discount		$ 25,000